Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of Directors and Other Key Management Personnel
The remuneration of the Company’s directors and other key management personnel during the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
Salaries, directors’ fees and other short-term benefits	$4,520	$3,555
Share-based payments	3,285	1,268
Total key management personnel compensation	$7,805	$4,823